Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	ONEMEDNET CORPORATION
Entity Central Index Key	0001849380
Entity Tax Identification Number	86-2049355
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6385 Old Shady Oak Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	800
Local Phone Number	918-7189
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1990 K. Street
Entity Address, Address Line Two	NW, Suite 420
Entity Address, Address Line Three	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20006
City Area Code	(202)
Local Phone Number	935-3390
Contact Personnel Name	Debbie A. Klis, Esq.